LONG-TERM DEBT - MORTGAGES (Schedule of Maturities of long-term Mortgage and Term Loan Payable Outstanding) (Details) - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Debt Disclosure [Abstract]
2022	$ 1,198,600
2023	1,252,196
2024	1,308,071
2025	3,890,765
Subtotal	7,649,632
Deferred financing costs	(130,855)	$ (168,967)
Total	$ 7,518,777	$ 8,627,965